CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows provided by (used in) operating activities:
Amortization of expense related to stock benefit plans	$ 419	$ 362	$ 357
Increase (decrease) in cash due to changes in Accrued interest receivable on investments and interest-bearing deposits	166	(443)	23
Prepaid expenses and other assets	(1,059)	265	(248)
Accounts payable and other liabilities	(1,692)	2,118	(2,031)
Prepaid federal income taxes
Current	(92)	236	910
Deferred	518	696	1,041
Net cash provided by (used in) operating activities	6,929	7,175	6,218
Cash flows provided by (used in) investing activities:
Purchase of corporate securities - available for sale	(1,920)
Proceeds from maturity of investment securities - available for sale	106,175	134,300	74,550
Cash paid for acquisition, net of cash received			(4,200)
Net cash flows provided by (used in) investing activities	26,734	(37,535)	16,256
Cash flows provided by (used in) financing activities:
Stock option expense, net	23	22	20
Common stock repurchased	(8,581)
Dividends paid	(2,437)	(2,351)	(1,581)
Net cash provided by (used in) financing activities	(36,665)	10,334	4,517
Net increase in cash and cash equivalents	(3,002)	(20,026)	26,991
Cash and cash equivalents at beginning of period	25,114	45,140	18,149
Cash and cash equivalents at end of period	22,112	25,114	45,140
Cheviot Financial Corp
Cash flows provided by (used in) operating activities:
Net earnings for the year	1,432	3,355	3,366
Equity in undistributed earnings of Cheviot Savings Bank	(1,546)	(3,534)	(3,756)
Amortization of expense related to stock benefit plans	419	362	356
Increase (decrease) in cash due to changes in Accrued interest receivable on investments and interest-bearing deposits			12
Prepaid expenses and other assets	737	(504)	(198)
Accounts payable and other liabilities	10	(48)	(13)
Prepaid federal income taxes
Current	(78)	(575)	883
Deferred			(194)
Net cash provided by (used in) operating activities	974	(944)	456
Cash flows provided by (used in) investing activities:
Purchase of corporate securities - available for sale	(1,920)
Proceeds from maturity of investment securities - available for sale			3,000
Cash paid for acquisition, net of cash received			(9,621)
Capital investment in Cheviot Savings Bank		(16,616)
Dividend from Cheviot Savings Bank	1,583	3,000
Net cash flows provided by (used in) investing activities	(337)	(13,616)	(6,621)
Cash flows provided by (used in) financing activities:
Stock option expense, net	23	22	20
Common stock repurchased	(8,581)
Proceeds for stock offering, net of costs		22,133	12,643
Shares acquired for stock benefit plans		(1,496)
Dividends paid	(2,437)	(2,351)	(1,581)
Net cash provided by (used in) financing activities	(10,995)	18,308	11,082
Net increase in cash and cash equivalents	(10,358)	3,748	4,917
Cash and cash equivalents at beginning of period	16,712	12,964	8,047
Cash and cash equivalents at end of period	$ 6,354	$ 16,712	$ 12,964